Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Jennison Natural Resources Fund, Inc.
Entity Central Index Key	0000816753
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
PGIM Jennison Natural Resources Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class A
Trading Symbol	PGNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class A	$140	1.26%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains for the 12-month period ended October 31, 2025, supported by enthusiasm related to increasing artificial intelligence (AI) investment, resilient corporate earnings, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted throughout the reporting period. Natural resources equities, despite gains overall, trailed the broader equity market, as represented by the S&P 500 Index.
■
Among natural resources sectors, stock selection in energy sector led performance relative to the Fund’s benchmark, the Lipper Global Natural
Resources Index, during the reporting period. Within the industrials sector, electrical equipment stocks also helped relative performance as did the Fund’s renewables-related holdings. Overall, the Fund’s holdings in materials, energy and industrials were areas of absolute strength as well.
■
On the downside, select holdings in both the materials and energy sectors were detractors during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	15.95%	19.72%	7.87%
Class A without sales charges	22.70%	21.08%	8.48%
S&P 500 Index	21.45%	17.64%	14.64%
Lipper Global Natural Resources Index	22.39%	21.34%	8.88%
MSCI World Index (ND)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 728,838,176
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 5,030,737
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 728,838,176
Number of fund holdings	56
Total advisory fees paid for the year	$ 5,030,737
Portfolio turnover rate for the year	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Country Allocation	% of Net Assets
United States (6.2% represents investments purchased with collateral from securities on loan)	52.4%
Canada	21.0%
Brazil	5.8%
United Kingdom	4.8%
France	4.3%
Turkey	4.3%
Ivory Coast	3.8%
Mexico	2.4%
Country Allocation	% of Net Assets
Congo (Democratic Republic)	2.0%
Australia	1.9%
Zambia	1.3%
Chile	1.0%
South Africa	1.0%
106.0%
Liabilities in excess of other assets	(6.0)%
100.0%

PGIM Jennison Natural Resources Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class C
Trading Symbol	PNRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class C	$225	2.03%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains for the 12-month period ended October 31, 2025, supported by enthusiasm related to increasing artificial intelligence (AI) investment, resilient corporate earnings, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted throughout the reporting period. Natural resources equities, despite gains overall, trailed the broader equity market, as represented by the S&P 500 Index.
■
Among natural resources sectors, stock selection in energy sector led performance relative to the Fund’s benchmark, the Lipper Global Natural
Resources Index, during the reporting period. Within the industrials sector, electrical equipment stocks also helped relative performance as did the Fund’s renewables-related holdings. Overall, the Fund’s holdings in materials, energy and industrials were areas of absolute strength as well.
■
On the downside, select holdings in both the materials and energy sectors were detractors during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	20.76%	20.19%	7.72%
Class C without sales charges	21.76%	20.19%	7.72%
S&P 500 Index	21.45%	17.64%	14.64%
Lipper Global Natural Resources Index	22.39%	21.34%	8.88%
MSCI World Index (ND)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares .
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 728,838,176
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 5,030,737
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 728,838,176
Number of fund holdings	56
Total advisory fees paid for the year	$ 5,030,737
Portfolio turnover rate for the year	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Country Allocation	% of Net Assets
United States (6.2% represents investments purchased with collateral from securities on loan)	52.4%
Canada	21.0%
Brazil	5.8%
United Kingdom	4.8%
France	4.3%
Turkey	4.3%
Ivory Coast	3.8%
Mexico	2.4%
Country Allocation	% of Net Assets
Congo (Democratic Republic)	2.0%
Australia	1.9%
Zambia	1.3%
Chile	1.0%
South Africa	1.0%
106.0%
Liabilities in excess of other assets	(6.0)%
100.0%

PGIM Jennison Natural Resources Fund - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class R
Trading Symbol	JNRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class R	$169	1.52%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains for the 12-month period ended October 31, 2025, supported by enthusiasm related to increasing artificial intelligence (AI) investment, resilient corporate earnings, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted throughout the reporting period. Natural resources equities, despite gains overall, trailed the broader equity market, as represented by the S&P 500 Index.
■
Among natural resources sectors, stock selection in energy sector led performance relative to the Fund’s benchmark, the Lipper Global Natural
Resources Index, during the reporting period. Within the industrials sector, electrical equipment stocks also helped relative performance as did the Fund’s renewables-related holdings. Overall, the Fund’s holdings in materials, energy and industrials were areas of absolute strength as well.
■
On the downside, select holdings in both the materials and energy sectors were detractors during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	22.39%	20.78%	8.23%
S&P 500 Index	21.45%	17.64%	14.64%
Lipper Global Natural Resources Index	22.39%	21.34%	8.88%
MSCI World Index (ND)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 728,838,176
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 5,030,737
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 728,838,176
Number of fund holdings	56
Total advisory fees paid for the year	$ 5,030,737
Portfolio turnover rate for the year	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Country Allocation	% of Net Assets
United States (6.2% represents investments purchased with collateral from securities on loan)	52.4%
Canada	21.0%
Brazil	5.8%
United Kingdom	4.8%
France	4.3%
Turkey	4.3%
Ivory Coast	3.8%
Mexico	2.4%
Country Allocation	% of Net Assets
Congo (Democratic Republic)	2.0%
Australia	1.9%
Zambia	1.3%
Chile	1.0%
South Africa	1.0%
106.0%
Liabilities in excess of other assets	(6.0)%
100.0%

PGIM Jennison Natural Resources Fund - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class Z
Trading Symbol	PNRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class Z	$103	0.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains for the 12-month period ended October 31, 2025, supported by enthusiasm related to increasing artificial intelligence (AI) investment, resilient corporate earnings, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted throughout the reporting period. Natural resources equities, despite gains overall, trailed the broader equity market, as represented by the S&P 500 Index.
■
Among natural resources sectors, stock selection in energy sector led performance relative to the Fund’s benchmark, the Lipper Global Natural
Resources Index, during the reporting period. Within the industrials sector, electrical equipment stocks also helped relative performance as did the Fund’s renewables-related holdings. Overall, the Fund’s holdings in materials, energy and industrials were areas of absolute strength as well.
■
On the downside, select holdings in both the materials and energy sectors were detractors during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	23.14%	21.51%	8.87%
S&P 500 Index	21.45%	17.64%	14.64%
Lipper Global Natural Resources Index	22.39%	21.34%	8.88%
MSCI World Index (ND)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 728,838,176
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 5,030,737
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 728,838,176
Number of fund holdings	56
Total advisory fees paid for the year	$ 5,030,737
Portfolio turnover rate for the year	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Country Allocation	% of Net Assets
United States (6.2% represents investments purchased with collateral from securities on loan)	52.4%
Canada	21.0%
Brazil	5.8%
United Kingdom	4.8%
France	4.3%
Turkey	4.3%
Ivory Coast	3.8%
Mexico	2.4%
Country Allocation	% of Net Assets
Congo (Democratic Republic)	2.0%
Australia	1.9%
Zambia	1.3%
Chile	1.0%
South Africa	1.0%
106.0%
Liabilities in excess of other assets	(6.0)%
100.0%

PGIM Jennison Natural Resources Fund - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class R6
Trading Symbol	PJNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class R6	$92	0.82%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted strong gains for the 12-month period ended October 31, 2025, supported by enthusiasm related to increasing artificial intelligence (AI) investment, resilient corporate earnings, and two US Federal Reserve interest rate cuts late in the reporting period. Investor confidence and risk appetite remained robust, even as volatility and policy uncertainty persisted throughout the reporting period. Natural resources equities, despite gains overall, trailed the broader equity market, as represented by the S&P 500 Index.
■
Among natural resources sectors, stock selection in energy sector led performance relative to the Fund’s benchmark, the Lipper Global Natural
Resources Index, during the reporting period. Within the industrials sector, electrical equipment stocks also helped relative performance as did the Fund’s renewables-related holdings. Overall, the Fund’s holdings in materials, energy and industrials were areas of absolute strength as well.
■
On the downside, select holdings in both the materials and energy sectors were detractors during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	23.25%	21.63%	8.99%
S&P 500 Index	21.45%	17.64%	14.64%
Lipper Global Natural Resources Index	22.39%	21.34%	8.88%
MSCI World Index (ND)	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 728,838,176
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 5,030,737
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?
Fund’s net assets	$ 728,838,176
Number of fund holdings	56
Total advisory fees paid for the year	$ 5,030,737
Portfolio turnover rate for the year	57%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?
Country Allocation	% of Net Assets
United States (6.2% represents investments purchased with collateral from securities on loan)	52.4%
Canada	21.0%
Brazil	5.8%
United Kingdom	4.8%
France	4.3%
Turkey	4.3%
Ivory Coast	3.8%
Mexico	2.4%
Country Allocation	% of Net Assets
Congo (Democratic Republic)	2.0%
Australia	1.9%
Zambia	1.3%
Chile	1.0%
South Africa	1.0%
106.0%
Liabilities in excess of other assets	(6.0)%
100.0%